Goodwill and Intangible Assets, Net - Details of Total Goodwill (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
Goodwill And Intangible Assets Disclosure [Abstract]
Goodwill, Beginning Balance	$ 1,741,786	$ 1,739,732
Goodwill resulting from an immaterial acquisition	80,193
Other	(3,645)	2,054
Goodwill, Ending Balance	$ 1,818,334	$ 1,741,786